LEASING	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASING [Text Block]
NOTE 11 -	LEASING

A.	Right of use assets:

	Premises	Vehicles	Total
Cost:

Balance at January 1, 2023	$4,342	$575	$4,917
Changes during the year:
New leases	-	309	309
Termination of leases	(507)	(180)	(687)
Currency translation adjustments	(132)	(29)	(161)

Balance at December 31, 2023	3,703	675	4,378
Changes during the year:
New leases	-	40	40
Termination of leases	-	(92)	(92)
Deconsolidation of Oranim	(921)	-	(921)
Currency translation adjustments	(5)	37	32

Balance at December 31, 2024	2,777	660	3,437

Accumulated depreciation:

Balance at January 1, 2023	2,682	306	2,988
Changes during the year:
Depreciation and amortization	453	141	594
Termination of leases	(364)	(83)	(447)
Currency translation adjustments	(48)	(16)	(64)

Balance at December 31, 2023	2,723	348	3,071
Changes during the year:
Depreciation and amortization	250	101	351
Termination of leases	-	(33)	(33)
Deconsolidation of Oranim	(388)	-	(388)
Currency translation adjustments	(47)	32	(15)

Balance at December 31, 2024	2,538	448	2,986

Depreciated cost at December 31, 2024	$239	$212	$451

Depreciated cost at December 31, 2023	$980	$327	$1,307

B.	Operating lease liabilities:

	Premises	Vehicles	Total

Balance at January 1, 2023	$1,627	$262	$1,889
Changes during the year:
New leases	-	309	309
Payment of lease liabilities	(492)	(157)	(649)
Interest on lease liabilities	44	19	63
Termination of leases	(150)	(101)	(251)
Currency translation adjustments	90	(182)	(92)

Balance at December 31, 2023	1,119	150	1,269
Changes during the year:
New leases	-	40	40
Payment of lease liabilities	(213)	(170)	(383)
Interest on lease liabilities	19	33	52
Termination of leases	-	(63)	(63)
Deconsolidation of Oranim	(527)	-	(527)
Currency translation adjustments	(8)	53	45

Balance at December 31, 2024	$390	$43	$433

	December 31
	2024	2023

Current liability	$262	$454
Non-current liability	171	815

Balance at December 31	$433	$1,269

C.	Amounts recognized in statements of cash flow:

	Year ended December 31,
	2024	2023	2022
Amortization of the right for use assets	$351	$594	$1,944
Interest on lease liabilities	$52	$63	$1,429
Payment of lease liabilities	$383	$649	$3,085

Total negative cash flows in respect of leasing for the years ended December 31, 2024, 2023 and 2022 are approximately $383, $649 and $3,085, respectively.

D.	Analysis of contractual payment dates of leasing liability at December 31, 2024:

Up to a year	$274
Between 1-3 years	174
Total (undiscounted)	$448